SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 1, 2017.

MFS® Equity Income Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect the current management fee set forth in the fund's Investment Advisory Agreement.
You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 8 and "Appendix 1 – Waivers and Reductions of Sales Charges" on page 1-1 of the fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.24%
Total Annual Fund Operating Expenses	1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.74%
Fee Reductions and/or Expense Reimbursements[1]	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Effective August 1, 2017, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2018.

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MFS Equity Income Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$661	$883	$1,132	$1,843
Class B Shares assuming
redemption at end of period	$567	$859	$1,186	$1,978
no redemption at end of period	$167	$559	$986	$1,978
Class C Shares assuming
redemption at end of period	$267	$559	$986	$2,175
no redemption at end of period	$167	$559	$986	$2,175
Class I Shares	$65	$248	$456	$1,054
Class R1 Shares	$167	$559	$986	$2,175
Class R2 Shares	$116	$405	$724	$1,629
Class R3 Shares	$91	$327	$591	$1,346
Class R4 Shares	$65	$248	$456	$1,054
Class R6 Shares	$56	$211	$387	$895

Effective immediately, the sub-section entitled "Investment Adviser" beneath the main heading "Management of the Fund" is restated as follows, up to but not including the sub-heading entitled "Disclosure of Portfolio Holdings":
Investment Adviser
MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund's Board of Trustees, MFS is responsible for managing the fund's investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.
For the fiscal year ended July 31, 2016, the fund paid MFS an effective management fee equal to 0.59% of the fund's average daily net assets.
Effective August 1, 2017, the management fee set forth in the Investment Advisory Agreement will be 0.50% of the fund's average daily net assets annually of first $1 billion; 0.475% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from January 28, 2016, to July 31, 2017, the management fee set forth in the Investment Advisory Agreement was 0.60% of the fund's average daily net assets annually of first $1 billion; 0.55% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.50% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from August 1, 2015, to January 27, 2016, the management fee set forth in the Investment Advisory Agreement was 0.75% of the fund's average daily net assets annually up to $1 billion; 0.65% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.60% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from August 1, 2015, to January 27, 2016, MFS agreed in writing to reduce its management fee to 0.60% of the fund's average daily net assets annually.  This written agreement was terminated as of January 27, 2016.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the fiscal year ended July 31, 2016, this management fee reduction amounted to less than 0.01% of the fund's average daily net assets.
MFS agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class' average daily net assets annually for Class R2 shares, and 0.71% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2017.
Effective August 1, 2017, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2018.
A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the fund's annual report for the fiscal year ended July 31, 2016.
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $440 billion as of September 30, 2016.

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